Non vested Common Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Nonvested Abtech Shares [Member]
Number of Nonvested Shares outstanding, Opening Balance	2,502,178	1,426,769
Number of Nonvested Shares outstanding, Granted	0	3,306,069
Number of Nonvested Shares outstanding, Vested	(399,284)	(990,218)
Number of Nonvested Shares outstanding, Forfeited or expired	(2,102,894)	(1,240,442)
Number of Nonvested Shares outstanding, Closing Balance	0	2,502,178
Weighted Average Grant Date Fair value of Non vested Shares, Opening Balance	$ 0.18	$ 0.28
Weighted Average Grant Date Fair value of Non vested Shares, Granted		$ 0.17
Weighted Average Grant Date Fair value of Non vested Shares, Vested	$ 0.10	$ 0.17
Weighted Average Grant Date Fair value of Non vested Shares, Forfeited or expired	$ 0.20	$ 0.27
Weighted Average Grant Date Fair value of Non vested Shares, Closing Balance	$ 0	$ 0.18
Nonvested Abhd Shares [Member]
Number of Nonvested Shares outstanding, Opening Balance	640,000	0
Number of Nonvested Shares outstanding, Granted	4,734,300	640,000
Number of Nonvested Shares outstanding, Vested	(320,000)	0
Number of Nonvested Shares outstanding, Forfeited or expired	0	0
Number of Nonvested Shares outstanding, Closing Balance	5,054,300	640,000
Weighted Average Grant Date Fair value of Non vested Shares, Opening Balance	$ 0.12
Weighted Average Grant Date Fair value of Non vested Shares, Granted	$ 0.27	$ 0.12
Weighted Average Grant Date Fair value of Non vested Shares, Vested	$ 0.12
Weighted Average Grant Date Fair value of Non vested Shares, Closing Balance	$ 0.27	$ 0.12